Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Net (Loss) Income and Total Assets	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net loss and total assets, which include the following:
	December 31, 2025	December 31, 2024
Investments held in Trust Account	$297,614	$3,666,439
Cash and cash equivalents	$348,472	$142,260
	For the Year Ended December 31,
	2025	2024
General and administrative expenses	$1,876,932	$3,402,952
Interest income on investments held in Trust Account	$110,291	$850,641